Dividends - Schedule of scrip dividends issued (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interim Financial Reporting [Abstract]
Number of shares issued (in shares)	195,305	289,789	548,005
Value of shares issued	$ 1,381	$ 1,714	$ 2,858